Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 93,715	$ 76,006	$ 51,887
Accumulated depreciation and amortization	(34,182)	(32,310)	(26,395)
Property and equipment, net	59,533	43,696	25,492
Computers and Hardware
Property Plant And Equipment [Line Items]
Property and equipment, gross	836	624	598
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	12,006	10,099	4,755
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	43,342	37,051	25,919
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	12,935	12,154	12,005
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 24,596	$ 16,078	$ 8,610